COMMITMENTS AND CONTINGENCIES (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Schedule of Purchase Obligations	Commitments made under take-or-pay obligations are as follows:

June 30	2012	2013	2014	2015	2016	Thereafter
Purchase obligations	$1,351	$762	$368	$154	$104	$273

Operating Lease Payments, Net
Future minimum rental commitments under non-cancelable operating leases, net of guaranteed sublease income, are as follows:

June 30	2012	2013	2014	2015	2016	Thereafter
Operating leases	$264	$224	$192	$173	$141	$505